Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

Commitments and Contingencies

MeadWestvaco Timber Agreements

In connection with the acquisition of its timberlands, the Company entered into a fiber supply agreement and a master stumpage agreement (collectively, the “Timber Agreements”) with a wholly owned subsidiary of MeadWestvaco Corporation (“MeadWestvaco”). The fiber supply agreement provides that MeadWestvaco will purchase specified tonnage of timber from CatchMark TRS at specified prices per ton, depending upon the type of timber. The fiber supply agreement is subject to quarterly market pricing adjustments based on an index published by Timber Mart-South, a quarterly trade publication that reports raw forest product prices in 11 southern states. The master stumpage agreement provides that the Company will sell specified amounts of timber and make available certain portions of its timberlands to CatchMark TRS for harvesting. The initial term of the Timber Agreements is October 9, 2007 through December 31, 2032, subject to extension and early termination provisions. The Timber Agreements ensure a long-term source of supply of wood fiber products for MeadWestvaco in order to meet its paperboard and lumber production requirements at specified mills and provide the Company with a reliable customer for the wood products from its timberlands.

FRC Timberland Operating Agreement

The Company is party to a timberland operating agreement with Forest Resource Consultants, Inc. (“FRC”). Pursuant to the terms of the timberland operating agreement, FRC manages and operates the Company’s timberlands and related timber operations, including ensuring delivery of timber to MeadWestvaco in compliance with the Timber Agreements. In consideration for rendering the services described in the timberland operating agreement, the Company pays FRC (i) a monthly management fee based on the actual acreage FRC manages, which is payable monthly in advance, and (ii) an incentive fee based on net revenues generated by the timberlands. The incentive fee is payable annually in arrears. The timberland operating agreement, as amended, is effective through December 31, 2013, with the option to extend for one-year periods and may be terminated by either party with mutual consent or by the Company with or without cause upon providing 120 days’ prior written notice.

Litigation

From time to time, the Company may be a party to legal proceedings, claims, and administrative proceedings that arise in the ordinary course of its business. Management makes assumptions and estimates concerning the likelihood and amount of any reasonably possible loss relating to these matters using the latest information available. The Company records a liability for litigation if an unfavorable outcome is probable and the amount of loss or range of loss can be reasonably estimated. If an unfavorable outcome is probable and a reasonable estimate of the loss is a range, the Company accrues the best estimate within the range. If no amount within the range is a better estimate than any other amount, the Company accrues the minimum amount within the range. If an unfavorable outcome is probable but the amount of the loss cannot be reasonably estimated, the Company discloses the nature of the litigation and indicates that an estimate of the loss or range of loss cannot be made. If an unfavorable outcome is reasonably possible and the estimated loss is material, the Company discloses the nature and estimate of the possible loss of the litigation. The Company does not disclose information with respect to litigation where an unfavorable outcome is considered to be remote.

The Company is not currently involved in any legal proceedings of which the outcome is reasonably likely to have a material adverse effect on the results of operations or financial condition of the Company, nor is the Company aware of any such legal proceedings contemplated by governmental authorities.

Commitments and Contingencies

MeadWestvaco Timber Agreements

In connection with its acquisition of the Mahrt Timberland, the Company entered into a fiber supply agreement and a master stumpage agreement (collectively, the “Timber Agreements”) with a wholly owned subsidiary of MeadWestvaco Corporation (“MeadWestvaco”). The fiber supply agreement provides that MeadWestvaco will purchase specified tonnage of timber from CatchMark TRS at specified prices per ton, depending upon the type of timber. The fiber supply agreement is subject to quarterly market pricing adjustments based on an index published by Timber Mart-South, a quarterly trade publication that reports raw forest product prices in 11 southern states. The master stumpage agreement provides that the Company will sell specified amounts of timber and make available certain portions of the Mahrt Timberland to CatchMark TRS for harvesting at $0.10 per ton of qualifying timber purchased by MeadWestvaco plus a portion of the gross proceeds received from MeadWestvaco under the fiber supply agreement. The initial term of the Timber Agreements is October 9, 2007 through December 31, 2032, subject to extension and early termination provisions. The Timber Agreements ensure a long-term source of supply of wood fiber products for MeadWestvaco in order to meet its paperboard and lumber production requirements at specified mills and provide the Company with a reliable customer for the wood products from the Mahrt Timberland.

For the years ended December 31, 2012, 2011, and 2010, approximately 54%, 58%, and 61%, respectively, of the Company’s net timber sales revenue was derived from the Timber Agreements. For 2013, the Company is required to make available a minimum of approximately 0.6 million tons of timber for purchase by MeadWestvaco at fiber supply agreement pricing.

FRC Timberland Operating Agreement

The Company is party to a timberland operating agreement with Forest Resource Consultants, Inc. (“FRC”). Pursuant to the terms of the timberland operating agreement, FRC manages and operates the Mahrt Timberland and the related timber operations, including ensuring delivery of timber to MeadWestvaco in compliance with the Timber Agreements. In consideration for rendering the services described in the timberland operating agreement, the Company pays FRC (i) a monthly management fee based on the actual acreage FRC manages, which is payable monthly in advance, and (ii) an incentive fee based on net revenues generated by the Mahrt Timberland. The incentive fee is payable annually in arrears. The timberland operating agreement, as amended, is effective through December 31, 2013, with the option to extend for one-year periods and may be terminated by either party with mutual consent or by the Company with or without cause upon providing 120 days’ prior written notice.

Obligations under Operating Leases

The Company owns leasehold interests related to the use of approximately 42,500 acres of timberland as of December 31, 2012. These operating leases have expiration dates ranging from 2013 through 2022. Approximately 21,500 acres of these leased timberlands are leased to the Company under one long-term lease that expires in May 2022 (the “LTC Lease”). The LTC Lease calls for four quarterly rental payments totaling $3.10 per acre plus an annual adjustment rental payment based on the change in the Producer Price Index as published by the U.S. Department of Labor’s Bureau of Labor Statistics from the LTC Lease’s base year of 1956. This annual rental payment adjustment increased the per-acre lease rate to approximately $21.00 for 2012, which is the rate used to calculate the following remaining required payments under the terms of the operating leases as of December 31, 2012:

2013	$875,946
2014	785,616
2015	671,003
2016	671,003
2017	671,003
Thereafter	2,872,349

$6,546,920

Placement Agent Agreements

On February 25, 2010, the Company entered into a placement agent agreement with Wells Germany GmbH, a limited partnership organized under the laws of Germany (“Wells Germany”), and Viscardi AG, a corporation organized under the laws of Germany (“Viscardi”). Wells Real Estate Funds, Inc. (“Wells REF”), which is the owner of Wells Capital, the Company’s sponsor, indirectly owns a majority interest in Wells Germany. On January 3, 2011, the Company entered into a placement agent agreement, effective December 21, 2010, with Wells Germany and Renalco S.A., a company organized under the laws of Switzerland (“Renalco”). Viscardi and Renalco are not in any way affiliated with the Company, Wells Germany, or any of their respective affiliates.

Pursuant to the agreements, the Company engaged Viscardi and Renalco to act as placement agents in connection with the 2010 German Offering and to provide ongoing account maintenance and administrative services in connection with shares of common stock sold under the 2010 German Offering. The placement agent agreements expired upon the conclusion of the 2010 German Offering, provided however, that with respect to the ongoing account maintenance and administrative services contemplated by the parties, the placement agent agreements will continue until the earlier of (i) a liquidity event, which includes, among other things, the listing of the common stock on an exchange (as defined by the Exchange Act) or the disposition of all or a majority of the assets or capital stock of the Company (a “Liquidity Event”) or (ii) December 31, 2018. The Company pays an annual account maintenance fee to Viscardi and Renalco of $0.02 per share purchased in the 2010 German Offering.

During the years ended December 31, 2012 and 2011, the Company incurred approximately $17,600 and $17,500, respectively, of annual account maintenance fees under the placement agent agreements.

Litigation

From time to time, the Company may be a party to legal proceedings that arise in the ordinary course of its business. Management makes assumptions and estimates concerning the likelihood and amount of any reasonably possible loss relating to these matters using the latest information available. The Company records a liability for litigation if an unfavorable outcome is probable and the amount of loss or range of loss can be reasonably estimated. If an unfavorable outcome is probable and a reasonable estimate of the loss is a range, the Company accrues the best estimate within the range. If no amount within the range is a better estimate than any other amount, the Company accrues the minimum amount within the range. If an unfavorable outcome is probable but the amount of the loss cannot be reasonably estimated, the Company discloses the nature of the litigation and indicates that an estimate of the loss or range of loss cannot be made. If an unfavorable outcome is reasonably possible and the estimated loss is material, the Company discloses the nature and estimate of the possible loss of the litigation. The Company does not disclose information with respect to litigation where an unfavorable outcome is considered to be remote.

The Company is not currently involved in any legal proceedings of which the outcome is reasonably likely to have a material adverse effect on the results of operations or financial condition of the Company. The Company is not aware of any legal proceedings contemplated by governmental authorities.